Shareholder Report	6 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
Entity Central Index Key	0000872825
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000018021 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	TWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.26%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
Net Assets	$ 1,734,106,053
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 5,406,394
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

C000018023 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	I Class
Trading Symbol	AMKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 1,734,106,053
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 5,406,394
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

C000189777 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Y Class
Trading Symbol	AEYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 1,734,106,053
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 5,406,394
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

C000018022 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	A Class
Trading Symbol	AEMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$77	1.51%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%
Net Assets	$ 1,734,106,053
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 5,406,394
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

C000018024 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	C Class
Trading Symbol	ACECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$116	2.26%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.26%
Net Assets	$ 1,734,106,053
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 5,406,394
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

C000055528 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R Class
Trading Symbol	AEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$90	1.76%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
Net Assets	$ 1,734,106,053
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 5,406,394
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

C000189779 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R5 Class
Trading Symbol	AEGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 1,734,106,053
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 5,406,394
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

C000131622 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R6 Class
Trading Symbol	AEDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 1,734,106,053
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 5,406,394
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

C000236495 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	G Class
Trading Symbol	ACADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 1,734,106,053
Holdings Count | holding	79
Advisory Fees Paid, Amount	$ 5,406,394
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

C000018025 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	Investor Class
Trading Symbol	TWGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 642,461,617
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 3,093,989
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

C000018027 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	I Class
Trading Symbol	AGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 642,461,617
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 3,093,989
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

C000189780 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	Y Class
Trading Symbol	AGYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 642,461,617
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 3,093,989
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

C000018026 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	A Class
Trading Symbol	AGGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Net Assets	$ 642,461,617
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 3,093,989
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

C000018030 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	C Class
Trading Symbol	AGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$107	2.10%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.10%
Net Assets	$ 642,461,617
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 3,093,989
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

C000018031 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R Class
Trading Symbol	AGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$82	1.60%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
Net Assets	$ 642,461,617
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 3,093,989
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

C000189781 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R5 Class
Trading Symbol	AGFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 642,461,617
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 3,093,989
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

C000131623 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R6 Class
Trading Symbol	AGGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 642,461,617
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 3,093,989
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

C000167113 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	Investor Class
Trading Symbol	AFCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 131,240,843
Holdings Count | holding	48
Advisory Fees Paid, Amount	$ 217,826
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

C000167114 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	I Class
Trading Symbol	AFCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 131,240,843
Holdings Count | holding	48
Advisory Fees Paid, Amount	$ 217,826
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

C000167115 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	A Class
Trading Symbol	AFCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$70	1.35%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Net Assets	$ 131,240,843
Holdings Count | holding	48
Advisory Fees Paid, Amount	$ 217,826
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

C000167116 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	C Class
Trading Symbol	AFCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$109	2.10%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.10%
Net Assets	$ 131,240,843
Holdings Count | holding	48
Advisory Fees Paid, Amount	$ 217,826
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

C000167117 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	R Class
Trading Symbol	AFCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$83	1.60%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%
Net Assets	$ 131,240,843
Holdings Count | holding	48
Advisory Fees Paid, Amount	$ 217,826
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

C000167118 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	R6 Class
Trading Symbol	AFCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 131,240,843
Holdings Count | holding	48
Advisory Fees Paid, Amount	$ 217,826
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

C000212502 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	G Class
Trading Symbol	AFCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 131,240,843
Holdings Count | holding	48
Advisory Fees Paid, Amount	$ 217,826
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

C000167125 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	Investor Class
Trading Symbol	AGCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
Net Assets	$ 85,073,036
Holdings Count | holding	148
Advisory Fees Paid, Amount	$ 386,077
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

C000167126 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	I Class
Trading Symbol	AGCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 85,073,036
Holdings Count | holding	148
Advisory Fees Paid, Amount	$ 386,077
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

C000167127 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	A Class
Trading Symbol	AGCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$67	1.36%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%
Net Assets	$ 85,073,036
Holdings Count | holding	148
Advisory Fees Paid, Amount	$ 386,077
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

C000167128 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	C Class
Trading Symbol	AGCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$103	2.11%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.11%
Net Assets	$ 85,073,036
Holdings Count | holding	148
Advisory Fees Paid, Amount	$ 386,077
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

C000167129 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	R Class
Trading Symbol	AGCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$79	1.61%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.61%
Net Assets	$ 85,073,036
Holdings Count | holding	148
Advisory Fees Paid, Amount	$ 386,077
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

C000167130 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	R6 Class
Trading Symbol	AGCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 85,073,036
Holdings Count | holding	148
Advisory Fees Paid, Amount	$ 386,077
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

C000018035 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Investor Class
Trading Symbol	TWIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.23%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
Net Assets	$ 2,716,754,511
Holdings Count | holding	96
Advisory Fees Paid, Amount	$ 7,251,375
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

C000018037 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	I Class
Trading Symbol	TGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 2,716,754,511
Holdings Count | holding	96
Advisory Fees Paid, Amount	$ 7,251,375
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

C000189783 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Y Class
Trading Symbol	ATYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 2,716,754,511
Holdings Count | holding	96
Advisory Fees Paid, Amount	$ 7,251,375
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

C000018036 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	A Class
Trading Symbol	TWGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$77	1.48%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
Net Assets	$ 2,716,754,511
Holdings Count | holding	96
Advisory Fees Paid, Amount	$ 7,251,375
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

C000018040 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	C Class
Trading Symbol	AIWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$116	2.23%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.23%
Net Assets	$ 2,716,754,511
Holdings Count | holding	96
Advisory Fees Paid, Amount	$ 7,251,375
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

C000018041 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R Class
Trading Symbol	ATGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$90	1.73%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.73%
Net Assets	$ 2,716,754,511
Holdings Count | holding	96
Advisory Fees Paid, Amount	$ 7,251,375
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

C000189784 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R5 Class
Trading Symbol	ATGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 2,716,754,511
Holdings Count | holding	96
Advisory Fees Paid, Amount	$ 7,251,375
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

C000131624 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R6 Class
Trading Symbol	ATGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 2,716,754,511
Holdings Count | holding	96
Advisory Fees Paid, Amount	$ 7,251,375
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

C000236496 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	G Class
Trading Symbol	ACAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 2,716,754,511
Holdings Count | holding	96
Advisory Fees Paid, Amount	$ 7,251,375
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

C000018042 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	Investor Class
Trading Symbol	AIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.46%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%
Net Assets	$ 479,954,347
Holdings Count | holding	131
Advisory Fees Paid, Amount	$ 3,136,543
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	22%
Exchange-Traded Funds	0.3%	Canada	11%
Short-Term Investments	2.9%	Germany	9%
Other Assets and Liabilities	(2.8)%	United Kingdom	8%
		India	7%

C000018043 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	I Class
Trading Symbol	ACIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$65	1.26%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
Net Assets	$ 479,954,347
Holdings Count | holding	131
Advisory Fees Paid, Amount	$ 3,136,543
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	22%
Exchange-Traded Funds	0.3%	Canada	11%
Short-Term Investments	2.9%	Germany	9%
Other Assets and Liabilities	(2.8)%	United Kingdom	8%
		India	7%

C000088079 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	A Class
Trading Symbol	AIVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	1.71%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.71%
Net Assets	$ 479,954,347
Holdings Count | holding	131
Advisory Fees Paid, Amount	$ 3,136,543
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	22%
Exchange-Traded Funds	0.3%	Canada	11%
Short-Term Investments	2.9%	Germany	9%
Other Assets and Liabilities	(2.8)%	United Kingdom	8%
		India	7%

C000088080 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	C Class
Trading Symbol	AIOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$127	2.46%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.46%
Net Assets	$ 479,954,347
Holdings Count | holding	131
Advisory Fees Paid, Amount	$ 3,136,543
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	22%
Exchange-Traded Funds	0.3%	Canada	11%
Short-Term Investments	2.9%	Germany	9%
Other Assets and Liabilities	(2.8)%	United Kingdom	8%
		India	7%

C000088081 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	R Class
Trading Symbol	AIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$101	1.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.96%
Net Assets	$ 479,954,347
Holdings Count | holding	131
Advisory Fees Paid, Amount	$ 3,136,543
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	22%
Exchange-Traded Funds	0.3%	Canada	11%
Short-Term Investments	2.9%	Germany	9%
Other Assets and Liabilities	(2.8)%	United Kingdom	8%
		India	7%

C000152811 [Member]
Shareholder Report [Line Items]
Fund Name	International Small-Mid Cap Fund
Class Name	Investor Class
Trading Symbol	ANTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.41%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%
Net Assets	$ 527,511,245
Holdings Count | holding	125
Advisory Fees Paid, Amount	$ 593,618
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	32%
Exchange-Traded Funds	1.8%	Australia	10%
Short-Term Investments	0.8%	Germany	10%
Other Assets and Liabilities	(1.6)%	United Kingdom	9%
		Switzerland	7%

C000152812 [Member]
Shareholder Report [Line Items]
Fund Name	International Small-Mid Cap Fund
Class Name	G Class
Trading Symbol	ANTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 527,511,245
Holdings Count | holding	125
Advisory Fees Paid, Amount	$ 593,618
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	32%
Exchange-Traded Funds	1.8%	Australia	10%
Short-Term Investments	0.8%	Germany	10%
Other Assets and Liabilities	(1.6)%	United Kingdom	9%
		Switzerland	7%

C000018052 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	Investor Class
Trading Symbol	ACEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.13%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.13%
Net Assets	$ 1,401,821,274
Holdings Count | holding	185
Advisory Fees Paid, Amount	$ 1,266,731
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

C000018053 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	I Class
Trading Symbol	ACVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$51	0.93%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.93%
Net Assets	$ 1,401,821,274
Holdings Count | holding	185
Advisory Fees Paid, Amount	$ 1,266,731
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

C000018054 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	A Class
Trading Symbol	MEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$76	1.38%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.38%
Net Assets	$ 1,401,821,274
Holdings Count | holding	185
Advisory Fees Paid, Amount	$ 1,266,731
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

C000018056 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	C Class
Trading Symbol	ACCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$117	2.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.13%
Net Assets	$ 1,401,821,274
Holdings Count | holding	185
Advisory Fees Paid, Amount	$ 1,266,731
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

C000018057 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	R Class
Trading Symbol	ACVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$89	1.63%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.63%
Net Assets	$ 1,401,821,274
Holdings Count | holding	185
Advisory Fees Paid, Amount	$ 1,266,731
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

C000131625 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	R6 Class
Trading Symbol	ACVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$43	0.78%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.78%
Net Assets	$ 1,401,821,274
Holdings Count | holding	185
Advisory Fees Paid, Amount	$ 1,266,731
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

C000236497 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	G Class
Trading Symbol	ACAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 1,401,821,274
Holdings Count | holding	185
Advisory Fees Paid, Amount	$ 1,266,731
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

C000205778 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	Investor Class
Trading Symbol	ANTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.20%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%
Net Assets	$ 568,668,032
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 602,905
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%

C000216231 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	I Class
Trading Symbol	ANVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Net Assets	$ 568,668,032
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 602,905
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%

C000216232 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	A Class
Trading Symbol	ANVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$78	1.45%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.45%
Net Assets	$ 568,668,032
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 602,905
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%

C000216233 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	R Class
Trading Symbol	ANVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$92	1.70%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.70%
Net Assets	$ 568,668,032
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 602,905
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%

C000216230 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	R6 Class
Trading Symbol	ANVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 568,668,032
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 602,905
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%

C000205779 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	G Class
Trading Symbol	ANTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 568,668,032
Holdings Count | holding	58
Advisory Fees Paid, Amount	$ 602,905
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%